Earnings per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Basic and diluted weighted average number of shares outstanding	83,988,597	61,716,065
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	12,260,210	11,680,830
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	9,899,393	11,204,026
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	2,360,817	428,566
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	0	48,238